Financial Instruments - Fair Value Hierarchy - Additional Information (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($)
Disclosure Of Fair Value Measurement [Abstract]
Transfers out of Level 3 of fair value hierarchy, liabilities	$ (591)
Transfers between Level 1, Level 2 or Level 3 of fair value hierarchy, description	There were no other transfers between Level 1, Level 2 and Level 3 other than aforementioned transfer as at March 31, 2026 and March 31, 2025.